Earnings per share	12 Months Ended
Dec. 31, 2012
Earnings per share
Earnings per share

15                                  Earnings per share

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Numerator for basic and diluted earnings per share:

Net income attributable to Simcere Pharmaceutical Group	172,411	178,389	56,957	9,142

Denominator:
Basic weighted average number of ordinary shares outstanding	108,321,562	109,738,705	106,996,531	106,996,531
Effect of dilutive options and non-vested shares	3,036,234	786,552	374,299	374,299
Diluted weighted average number of ordinary shares outstanding	111,357,796	110,525,257	107,370,830	107,370,830
Basic earnings per share	1.59	1.63	0.53	0.09
Diluted earnings per share	1.55	1.61	0.53	0.09

The computation of diluted earnings per share for the years ended December 31, 2010, 2011 and 2012 did not assume exercise of 978,000, 857,700 and 729,700 share options, respectively, because the exercise prices of the share options were greater than or equal to the average price of the ordinary shares during the year, and therefore their inclusion would have been anti-dilutive.